DEBT (10K) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Repayments of borrowings under revolving credit facility		$ 14,949	$ 3,000
Loss on extinguishment of debt		$ 1,457	$ 0
New Credit Agreement [Member]
Line of Credit Facility [Line Items]
Term of credit facility	5 years	5 years
Maximum borrowing capacity	$ 70,000	$ 70,000
Variable rate basis	LIBOR	LIBOR
Interest rate of principal payment amortization for first year (in hundredths)	3.50%	3.50%
Interest rate of principal payment amortization for second year (in hundredths)	3.50%	3.50%
Interest rate of principal payment amortization for third year (in hundredths)	5.00%	5.00%
Interest rate of principal payment amortization for remaining term (in hundredths)	7.50%	7.50%
Minimum cash threshold	$ 12,000	$ 12,000
Percentage of principal prepayment premium in first year (in hundredths)	5.00%	5.00%
Percentage of principal prepayment premium in second year (in hundredths)	3.00%	3.00%
Percentage of principal prepayment premium in third year (in hundredths)	1.50%	1.50%
Voluntary prepayment amount	$ 5,000	$ 5,000
Legal and other professional fees		1,300
Repayment of previous credit facility		56,100
Repayments of borrowings under revolving credit facility		15,000
Repayments of borrowings under term loans and accrued interest		$ 41,100
Percentage of valuation threshold (in hundredths)	83.00%	83.00%
Minimum threshold unpaid principal balance	$ 65,000	$ 65,000
Percentage of valuation threshold thereafter (in hundredths)	75.00%	75.00%
Cash balance maintained for credit facility	$ 3,500	$ 3,500
Loss on extinguishment of debt		$ 1,500
New Credit Agreement [Member] | LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate with floor (in hundredths)	0.25%	0.25%